Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Innovator Growth Accelerated Plus ETF - July
Prospectus [Line Items]
Annual Return [Percent]	16.46%	42.34%	(30.26%)